Columbia Large Cap Index Fund
First Quarter Report
May 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Large Cap Index Fund, May 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 9.2%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	566,541	10,322,377
Verizon Communications, Inc.	333,132	13,708,382
Total		24,030,759
Entertainment 1.2%
Electronic Arts, Inc.	19,277	2,561,527
Live Nation Entertainment, Inc.(a)	11,243	1,053,919
Netflix, Inc.(a)	34,290	22,001,150
Take-Two Interactive Software, Inc.(a)	12,564	2,014,763
Walt Disney Co. (The)	145,344	15,102,695
Warner Bros Discovery, Inc.(a)	175,833	1,448,864
Total		44,182,918
Interactive Media & Services 6.5%
Alphabet, Inc., Class A(a)	466,940	80,547,150
Alphabet, Inc., Class C(a)	390,935	68,007,053
Match Group, Inc.(a)	21,537	659,678
Meta Platforms, Inc., Class A	174,324	81,379,673
Total		230,593,554
Media 0.6%
Charter Communications, Inc., Class A(a)	7,825	2,246,714
Comcast Corp., Class A	313,968	12,568,139
Fox Corp., Class A	18,961	652,827
Fox Corp., Class B	10,453	333,869
Interpublic Group of Companies, Inc. (The)	30,348	952,017
News Corp., Class A	30,112	818,745
News Corp., Class B	9,085	253,290
Omnicom Group, Inc.	15,688	1,458,357
Paramount Global, Class B	38,228	455,295
Total		19,739,253
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.	41,379	7,239,670
Total Communication Services		325,786,154
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 9.7%
Automobile Components 0.1%
Aptiv PLC(a)	22,110	1,840,878
BorgWarner, Inc.	18,207	649,262
Total		2,490,140
Automobiles 1.3%
Ford Motor Co.	309,243	3,751,118
General Motors Co.	91,473	4,115,370
Tesla, Inc.(a)	219,546	39,096,752
Total		46,963,240
Broadline Retail 3.7%
Amazon.com, Inc.(a)	724,292	127,794,081
eBay, Inc.	41,124	2,229,743
Etsy, Inc.(a)	9,488	602,203
Total		130,626,027
Distributors 0.1%
Genuine Parts Co.	11,109	1,601,251
LKQ Corp.	21,204	912,408
Pool Corp.	3,065	1,114,281
Total		3,627,940
Hotels, Restaurants & Leisure 1.9%
Airbnb, Inc., Class A(a)	34,512	5,001,824
Booking Holdings, Inc.	2,765	10,441,608
Caesars Entertainment, Inc.(a)	17,092	607,792
Carnival Corp.(a)	79,831	1,203,852
Chipotle Mexican Grill, Inc.(a)	2,173	6,800,447
Darden Restaurants, Inc.	9,462	1,422,990
Domino’s Pizza, Inc.	2,764	1,405,715
Expedia Group, Inc.(a)	10,361	1,169,342
Hilton Worldwide Holdings, Inc.	19,980	4,007,988
Las Vegas Sands Corp.	29,260	1,317,578
Marriott International, Inc., Class A	19,548	4,518,911
McDonald’s Corp.	57,474	14,879,444
MGM Resorts International(a)	21,653	869,801
Norwegian Cruise Line Holdings Ltd.(a)	33,709	559,569
Royal Caribbean Cruises Ltd.(a)	18,693	2,760,582

Columbia Large Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Starbucks Corp.	89,712	7,196,697
Wynn Resorts Ltd.	7,551	716,439
Yum! Brands, Inc.	22,265	3,059,879
Total		67,940,458
Household Durables 0.4%
D.R. Horton, Inc.	23,663	3,497,391
Garmin Ltd.	12,128	1,987,173
Lennar Corp., Class A	19,584	3,140,294
Mohawk Industries, Inc.(a)	4,188	510,643
NVR, Inc.(a)	253	1,943,225
PulteGroup, Inc.	16,807	1,971,797
Total		13,050,523
Leisure Products 0.0%
Hasbro, Inc.	10,335	617,826
Specialty Retail 1.8%
AutoZone, Inc.(a)	1,370	3,794,818
Bath & Body Works, Inc.	17,903	929,882
Best Buy Co., Inc.	15,190	1,288,416
CarMax, Inc.(a)	12,513	879,163
Home Depot, Inc. (The)	78,861	26,408,183
Lowe’s Companies, Inc.	45,570	10,084,185
O’Reilly Automotive, Inc.(a)	4,681	4,509,020
Ross Stores, Inc.	26,676	3,728,238
TJX Companies, Inc. (The)	90,304	9,310,342
Tractor Supply Co.	8,567	2,444,080
Ulta Beauty, Inc.(a)	3,848	1,520,306
Total		64,896,633
Textiles, Apparel & Luxury Goods 0.4%
Deckers Outdoor Corp.(a)	2,034	2,225,033
lululemon athletica, Inc.(a)	9,099	2,838,797
NIKE, Inc., Class B	96,449	9,167,478
Ralph Lauren Corp.	3,094	578,207
Tapestry, Inc.	18,174	790,387
Total		15,599,902
Total Consumer Discretionary		345,812,689
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 6.0%
Beverages 1.4%
Brown-Forman Corp., Class B	14,328	657,082
Coca-Cola Co. (The)	308,315	19,402,263
Constellation Brands, Inc., Class A	12,746	3,189,432
Keurig Dr. Pepper, Inc.	82,524	2,826,447
Molson Coors Beverage Co., Class B	14,672	804,172
Monster Beverage Corp.(a)	58,533	3,039,033
PepsiCo, Inc.	108,905	18,829,675
Total		48,748,104
Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp.	35,159	28,474,922
Dollar General Corp.	17,392	2,381,139
Dollar Tree, Inc.(a)	16,400	1,934,380
Kroger Co. (The)	52,444	2,746,492
Sysco Corp.	39,446	2,872,458
Target Corp.	36,580	5,712,333
Walgreens Boots Alliance, Inc.	56,715	919,917
Walmart, Inc.	339,184	22,304,740
Total		67,346,381
Food Products 0.8%
Archer-Daniels-Midland Co.	42,263	2,638,902
Bunge Global SA	11,512	1,238,576
Campbell Soup Co.	15,589	691,840
ConAgra Foods, Inc.	37,875	1,131,705
General Mills, Inc.	44,998	3,093,612
Hershey Co. (The)	11,876	2,349,429
Hormel Foods Corp.	22,965	711,456
JM Smucker Co. (The)	8,410	938,892
Kellanova	20,898	1,260,985
Kraft Heinz Co. (The)	63,171	2,234,358
Lamb Weston Holdings, Inc.	11,440	1,010,038
McCormick & Co., Inc.	19,923	1,438,839
Mondelez International, Inc., Class A	106,690	7,311,466
Tyson Foods, Inc., Class A	22,688	1,298,888
Total		27,348,986
Columbia Large Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.2%
Church & Dwight Co., Inc.	19,522	2,089,049
Clorox Co. (The)	9,834	1,293,761
Colgate-Palmolive Co.	65,241	6,064,804
Kimberly-Clark Corp.	26,693	3,558,177
Procter & Gamble Co. (The)	186,445	30,677,660
Total		43,683,451
Personal Care Products 0.2%
Estee Lauder Companies, Inc. (The), Class A	18,457	2,276,856
Kenvue, Inc.	151,710	2,928,003
Total		5,204,859
Tobacco 0.5%
Altria Group, Inc.	139,731	6,462,559
Philip Morris International, Inc.	123,011	12,470,855
Total		18,933,414
Total Consumer Staples		211,265,195
Energy 3.8%
Energy Equipment & Services 0.3%
Baker Hughes Co.	79,306	2,655,165
Halliburton Co.	70,529	2,588,414
Schlumberger NV	113,102	5,190,251
Total		10,433,830
Oil, Gas & Consumable Fuels 3.5%
APA Corp.	28,619	873,738
Chevron Corp.	137,432	22,305,214
ConocoPhillips Co.	93,349	10,873,292
Coterra Energy, Inc.	59,601	1,699,821
Devon Energy Corp.	50,767	2,491,644
Diamondback Energy, Inc.	14,182	2,825,905
EOG Resources, Inc.	46,207	5,755,082
EQT Corp.	32,593	1,339,246
Exxon Mobil Corp.(b)	357,655	41,938,625
Hess Corp.	21,811	3,361,075
Kinder Morgan, Inc.	153,229	2,986,433
Marathon Oil Corp.	46,373	1,342,962
Marathon Petroleum Corp.	29,159	5,149,771
Occidental Petroleum Corp.	52,152	3,259,500
ONEOK, Inc.	46,159	3,738,879
Common Stocks (continued)
Issuer	Shares	Value ($)
Phillips 66	34,072	4,841,972
Targa Resources Corp.	17,668	2,088,888
Valero Energy Corp.	26,976	4,239,009
Williams Companies, Inc. (The)	96,391	4,001,190
Total		125,112,246
Total Energy		135,546,076
Financials 12.8%
Banks 3.4%
Bank of America Corp.	545,539	21,816,105
Citigroup, Inc.	150,795	9,396,037
Citizens Financial Group, Inc.	36,942	1,303,683
Comerica, Inc.	10,451	535,509
Fifth Third Bancorp	53,970	2,019,557
Huntington Bancshares, Inc.	114,760	1,597,459
JPMorgan Chase & Co.	229,073	46,417,062
KeyCorp	74,210	1,066,398
M&T Bank Corp.	13,165	1,995,814
PNC Financial Services Group, Inc. (The)	31,538	4,963,766
Regions Financial Corp.	73,215	1,416,710
Truist Financial Corp.	105,681	3,989,458
U.S. Bancorp	123,372	5,002,735
Wells Fargo & Co.	285,161	17,086,847
Total		118,607,140
Capital Markets 2.7%
Ameriprise Financial, Inc.(c)	7,939	3,466,247
Bank of New York Mellon Corp. (The)	60,168	3,586,614
BlackRock, Inc.	11,080	8,554,092
Blackstone, Inc.	56,999	6,868,379
Cboe Global Markets, Inc.	8,364	1,446,888
Charles Schwab Corp. (The)	117,921	8,641,251
CME Group, Inc.	28,524	5,789,802
FactSet Research Systems, Inc.	3,018	1,220,057
Franklin Resources, Inc.	23,782	561,255
Goldman Sachs Group, Inc. (The)	25,840	11,796,477
Intercontinental Exchange, Inc.	45,372	6,075,311
Invesco Ltd.	35,617	559,543
MarketAxess Holdings, Inc.	3,003	597,387
Moody’s Corp.	12,470	4,950,465
Morgan Stanley	99,267	9,712,283

Columbia Large Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
MSCI, Inc.	6,267	3,103,293
Nasdaq, Inc.	30,110	1,777,393
Northern Trust Corp.	16,253	1,369,153
Raymond James Financial, Inc.	14,906	1,829,712
S&P Global, Inc.	25,459	10,883,979
State Street Corp.	23,925	1,808,491
T. Rowe Price Group, Inc.	17,741	2,090,422
Total		96,688,494
Consumer Finance 0.5%
American Express Co.	45,312	10,874,880
Capital One Financial Corp.	30,142	4,148,443
Discover Financial Services	19,814	2,430,385
Synchrony Financial	32,237	1,411,981
Total		18,865,689
Financial Services 4.1%
Berkshire Hathaway, Inc., Class B(a)	144,166	59,742,391
Corpay, Inc.(a)	5,721	1,531,340
Fidelity National Information Services, Inc.	46,946	3,562,263
Fiserv, Inc.(a)	47,557	7,122,136
Global Payments, Inc.	20,632	2,101,369
Jack Henry & Associates, Inc.	5,774	950,862
MasterCard, Inc., Class A	65,372	29,225,860
PayPal Holdings, Inc.(a)	84,921	5,349,174
Visa, Inc., Class A	125,320	34,144,687
Total		143,730,082
Insurance 2.1%
Aflac, Inc.	41,711	3,748,568
Allstate Corp. (The)	20,800	3,484,416
American International Group, Inc.	55,627	4,384,520
Aon PLC, Class A	15,864	4,467,937
Arch Capital Group Ltd.(a)	29,397	3,017,014
Arthur J Gallagher & Co.	17,178	4,351,703
Assurant, Inc.	4,116	714,003
Brown & Brown, Inc.	18,717	1,675,359
Chubb Ltd.	32,112	8,696,572
Cincinnati Financial Corp.	12,440	1,462,695
Everest Group Ltd.	3,439	1,344,408
Globe Life, Inc.	6,786	561,609
Common Stocks (continued)
Issuer	Shares	Value ($)
Hartford Financial Services Group, Inc. (The)	23,652	2,446,799
Loews Corp.	14,437	1,108,762
Marsh & McLennan Companies, Inc.	38,984	8,092,299
MetLife, Inc.	48,641	3,520,149
Principal Financial Group, Inc.	17,380	1,425,855
Progressive Corp. (The)	46,377	9,793,895
Prudential Financial, Inc.	28,604	3,442,491
Travelers Companies, Inc. (The)	18,082	3,900,287
Willis Towers Watson PLC	8,125	2,074,231
WR Berkley Corp.	16,059	1,301,261
Total		75,014,833
Total Financials		452,906,238
Health Care 11.9%
Biotechnology 1.9%
AbbVie, Inc.	139,895	22,556,670
Amgen, Inc.	42,392	12,965,593
Biogen, Inc.(a)	11,481	2,582,536
Gilead Sciences, Inc.	98,729	6,345,313
Incyte Corp.(a)	14,739	851,767
Moderna, Inc.(a)	26,284	3,746,784
Regeneron Pharmaceuticals, Inc.(a)	8,371	8,204,919
Vertex Pharmaceuticals, Inc.(a)	20,419	9,297,588
Total		66,551,170
Health Care Equipment & Supplies 2.4%
Abbott Laboratories	137,559	14,057,154
Align Technology, Inc.(a)	5,644	1,451,693
Baxter International, Inc.	40,238	1,371,714
Becton Dickinson & Co.	22,892	5,310,257
Boston Scientific Corp.(a)	116,080	8,772,166
Cooper Cos, Inc. (The)	15,748	1,485,194
DexCom, Inc.(a)	30,547	3,628,067
Edwards Lifesciences Corp.(a)	48,057	4,175,673
GE HealthCare Technologies, Inc.	33,555	2,617,290
Hologic, Inc.(a)	18,599	1,372,234
IDEXX Laboratories, Inc.(a)	6,581	3,270,428
Insulet Corp.(a)	5,533	980,392
Intuitive Surgical, Inc.(a)	27,917	11,225,984
Medtronic PLC	105,357	8,572,899
ResMed, Inc.	11,655	2,404,776
Columbia Large Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Solventum Corp.(a)	10,949	649,714
STERIS PLC	7,830	1,745,150
Stryker Corp.	26,793	9,138,824
Teleflex, Inc.	3,724	778,577
Zimmer Biomet Holdings, Inc.	16,559	1,906,769
Total		84,914,955
Health Care Providers & Services 2.5%
Cardinal Health, Inc.	19,273	1,913,231
Cencora, Inc.	13,119	2,972,372
Centene Corp.(a)	42,351	3,031,908
Cigna Group (The)	23,177	7,987,258
CVS Health Corp.	99,715	5,943,014
DaVita, Inc.(a)	4,268	627,908
Elevance Health, Inc.	18,617	10,024,882
HCA Healthcare, Inc.	15,694	5,332,036
Henry Schein, Inc.(a)	10,296	713,925
Humana, Inc.	9,685	3,468,392
Labcorp Holdings, Inc.	6,727	1,311,160
McKesson Corp.	10,412	5,930,571
Molina Healthcare, Inc.(a)	4,596	1,445,810
Quest Diagnostics, Inc.	8,795	1,248,626
UnitedHealth Group, Inc.	73,288	36,304,676
Universal Health Services, Inc., Class B	4,834	917,493
Total		89,173,262
Life Sciences Tools & Services 1.4%
Agilent Technologies, Inc.	23,219	3,027,990
Bio-Rad Laboratories, Inc., Class A(a)	1,659	475,901
Bio-Techne Corp.	12,455	961,401
Charles River Laboratories International, Inc.(a)	4,065	847,309
Danaher Corp.	52,109	13,381,591
Illumina, Inc.(a)	12,583	1,312,155
IQVIA Holdings, Inc.(a)	14,461	3,168,260
Mettler-Toledo International, Inc.(a)	1,702	2,389,761
Revvity, Inc.	9,778	1,068,344
Thermo Fisher Scientific, Inc.	30,615	17,388,708
Waters Corp.(a)	4,685	1,447,197
West Pharmaceutical Services, Inc.	5,863	1,943,057
Total		47,411,674
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.7%
Bristol-Myers Squibb Co.	161,227	6,624,817
Catalent, Inc.(a)	14,321	770,327
Eli Lilly & Co.	63,185	51,833,183
Johnson & Johnson	190,744	27,976,423
Merck & Co., Inc.	200,787	25,206,800
Pfizer, Inc.	447,402	12,822,541
Viatris, Inc.	95,058	1,007,615
Zoetis, Inc.	36,379	6,168,423
Total		132,410,129
Total Health Care		420,461,190
Industrials 8.4%
Aerospace & Defense 1.9%
Axon Enterprise, Inc.(a)	5,581	1,572,000
Boeing Co. (The)(a)	45,444	8,071,309
General Dynamics Corp.	17,990	5,392,862
General Electric Co.	86,236	14,241,013
Howmet Aerospace, Inc.	30,994	2,623,642
Huntington Ingalls Industries, Inc.	3,137	793,975
L3Harris Technologies, Inc.	15,018	3,376,497
Lockheed Martin Corp.	17,041	8,015,064
Northrop Grumman Corp.	11,175	5,037,355
RTX Corp.	105,133	11,334,389
Textron, Inc.	15,531	1,360,671
TransDigm Group, Inc.	4,406	5,918,271
Total		67,737,048
Air Freight & Logistics 0.4%
CH Robinson Worldwide, Inc.	9,243	798,318
Expeditors International of Washington, Inc.	11,520	1,392,768
FedEx Corp.	18,217	4,626,389
United Parcel Service, Inc., Class B	57,308	7,961,801
Total		14,779,276
Building Products 0.5%
Allegion PLC	6,956	847,380
AO Smith Corp.	9,732	813,985
Builders FirstSource, Inc.(a)	9,774	1,571,561
Carrier Global Corp.	66,200	4,183,178
Johnson Controls International PLC	53,999	3,883,068

Columbia Large Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Masco Corp.	17,413	1,217,517
Trane Technologies PLC	18,031	5,904,431
Total		18,421,120
Commercial Services & Supplies 0.6%
Cintas Corp.	6,827	4,628,501
Copart, Inc.(a)	69,238	3,673,768
Republic Services, Inc.	16,205	3,001,004
Rollins, Inc.	22,245	1,016,374
Veralto Corp.	17,376	1,712,926
Waste Management, Inc.	29,042	6,120,021
Total		20,152,594
Construction & Engineering 0.1%
Quanta Services, Inc.	11,512	3,176,621
Electrical Equipment 0.8%
AMETEK, Inc.	18,288	3,101,279
Eaton Corp. PLC	31,639	10,531,041
Emerson Electric Co.	45,299	5,080,736
GE Vernova, Inc.(a)	21,559	3,792,228
Generac Holdings, Inc.(a)	4,868	716,618
Hubbell, Inc.	4,249	1,652,394
Rockwell Automation, Inc.	9,080	2,338,373
Total		27,212,669
Ground Transportation 1.0%
CSX Corp.	156,582	5,284,642
JB Hunt Transport Services, Inc.	6,461	1,038,606
Norfolk Southern Corp.	17,898	4,023,470
Old Dominion Freight Line, Inc.	14,179	2,484,870
Uber Technologies, Inc.(a)	163,057	10,526,960
Union Pacific Corp.	48,317	11,249,164
Total		34,607,712
Industrial Conglomerates 0.4%
3M Co.	43,794	4,385,531
Honeywell International, Inc.	52,237	10,561,799
Total		14,947,330
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.7%
Caterpillar, Inc.	40,338	13,655,220
Cummins, Inc.	10,799	3,042,402
Deere & Co.	20,632	7,732,048
Dover Corp.	11,085	2,037,645
Fortive Corp.	27,788	2,068,539
IDEX Corp.	5,992	1,250,171
Illinois Tool Works, Inc.	21,545	5,230,049
Ingersoll Rand, Inc.	32,075	2,984,579
Nordson Corp.	4,299	1,009,061
Otis Worldwide Corp.	32,127	3,186,998
PACCAR, Inc.	41,447	4,455,552
Parker-Hannifin Corp.	10,175	5,408,216
Pentair PLC	13,098	1,065,915
Snap-On, Inc.	4,182	1,141,101
Stanley Black & Decker, Inc.	12,148	1,058,941
Westinghouse Air Brake Technologies Corp.	14,196	2,402,389
Xylem, Inc.	19,102	2,693,764
Total		60,422,590
Passenger Airlines 0.1%
American Airlines Group, Inc.(a)	51,842	596,183
Delta Air Lines, Inc.	50,740	2,588,755
Southwest Airlines Co.	47,278	1,268,942
United Airlines Holdings, Inc.(a)	25,991	1,377,263
Total		5,831,143
Professional Services 0.6%
Automatic Data Processing, Inc.	32,550	7,972,146
Broadridge Financial Solutions, Inc.	9,332	1,873,586
Dayforce, Inc.(a)	12,371	611,870
Equifax, Inc.	9,770	2,260,680
Jacobs Solutions, Inc.	9,956	1,387,269
Leidos Holdings, Inc.	10,895	1,602,110
Paychex, Inc.	25,375	3,049,060
Paycom Software, Inc.	3,807	553,233
Robert Half, Inc.	8,252	530,026
Verisk Analytics, Inc.	11,488	2,903,936
Total		22,743,916
Columbia Large Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.3%
Fastenal Co.	45,342	2,991,665
United Rentals, Inc.	5,324	3,563,939
W.W. Grainger, Inc.	3,500	3,225,110
Total		9,780,714
Total Industrials		299,812,733
Information Technology 30.3%
Communications Equipment 0.8%
Arista Networks, Inc.(a)	19,967	5,943,178
Cisco Systems, Inc.	321,976	14,971,884
F5, Inc.(a)	4,660	787,400
Juniper Networks, Inc.	25,507	909,835
Motorola Solutions, Inc.	13,151	4,798,931
Total		27,411,228
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	47,530	6,291,546
CDW Corp.	10,615	2,373,726
Corning, Inc.	60,842	2,266,973
Jabil, Inc.	10,106	1,201,604
Keysight Technologies, Inc.(a)	13,840	1,916,563
TE Connectivity Ltd.	24,468	3,662,860
Teledyne Technologies, Inc.(a)	3,739	1,484,196
Trimble Navigation Ltd.(a)	19,712	1,097,564
Zebra Technologies Corp., Class A(a)	4,070	1,271,224
Total		21,566,256
IT Services 1.0%
Accenture PLC, Class A	49,681	14,024,449
Akamai Technologies, Inc.(a)	11,951	1,102,360
Cognizant Technology Solutions Corp., Class A	39,460	2,610,279
EPAM Systems, Inc.(a)	4,572	813,496
Gartner, Inc.(a)	6,176	2,591,882
International Business Machines Corp.	72,502	12,096,959
VeriSign, Inc.(a)	6,983	1,217,277
Total		34,456,702
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 11.2%
Advanced Micro Devices, Inc.(a)	128,029	21,368,040
Analog Devices, Inc.	39,289	9,212,878
Applied Materials, Inc.	65,930	14,180,224
Broadcom, Inc.	34,868	46,323,882
Enphase Energy, Inc.(a)	10,757	1,375,820
First Solar, Inc.(a)	8,466	2,300,720
Intel Corp.	335,012	10,335,120
KLA Corp.	10,715	8,138,364
Lam Research Corp.	10,388	9,686,187
Microchip Technology, Inc.	42,818	4,163,194
Micron Technology, Inc.	87,470	10,933,750
Monolithic Power Systems, Inc.	3,806	2,799,808
NVIDIA Corp.	195,714	214,567,130
NXP Semiconductors NV	20,424	5,557,370
ON Semiconductor Corp.(a)	33,860	2,473,134
Qorvo, Inc.(a)	7,650	752,684
QUALCOMM, Inc.	88,428	18,043,733
Skyworks Solutions, Inc.	12,696	1,176,411
Teradyne, Inc.	12,114	1,707,347
Texas Instruments, Inc.	72,049	14,050,276
Total		399,146,072
Software 10.1%
Adobe, Inc.(a)	35,815	15,929,079
ANSYS, Inc.(a)	6,887	2,186,278
Autodesk, Inc.(a)	16,950	3,417,120
Cadence Design Systems, Inc.(a)	21,557	6,171,985
Fair Isaac Corp.(a)	1,969	2,539,872
Fortinet, Inc.(a)	50,503	2,995,838
Gen Digital, Inc.	44,411	1,102,725
Intuit, Inc.	22,181	12,786,016
Microsoft Corp.(b)	588,762	244,412,769
Oracle Corp.	126,333	14,804,964
Palo Alto Networks, Inc.(a)	24,983	7,367,737
PTC, Inc.(a)	9,473	1,669,521
Roper Technologies, Inc.	8,464	4,509,281
Salesforce, Inc.	76,701	17,981,782
ServiceNow, Inc.(a)	16,243	10,670,514

Columbia Large Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Synopsys, Inc.(a)	12,085	6,777,268
Tyler Technologies, Inc.(a)	3,338	1,603,442
Total		356,926,191
Technology Hardware, Storage & Peripherals 6.6%
Apple, Inc.	1,150,147	221,115,761
Hewlett Packard Enterprise Co.	103,007	1,818,073
HP, Inc.	69,094	2,521,931
NetApp, Inc.	16,325	1,966,020
Seagate Technology Holdings PLC	15,439	1,439,532
Super Micro Computer, Inc.(a)	3,990	3,130,195
Western Digital Corp.(a)	25,692	1,934,351
Total		233,925,863
Total Information Technology		1,073,432,312
Materials 2.3%
Chemicals 1.5%
Air Products & Chemicals, Inc.	17,614	4,697,654
Albemarle Corp.	9,299	1,139,964
Celanese Corp., Class A	7,935	1,206,437
CF Industries Holdings, Inc.	15,139	1,207,032
Corteva, Inc.	55,607	3,110,656
Dow, Inc.	55,647	3,206,937
DuPont de Nemours, Inc.	34,080	2,800,013
Eastman Chemical Co.	9,294	941,761
Ecolab, Inc.	20,108	4,669,078
FMC Corp.	9,885	602,491
International Flavors & Fragrances, Inc.	20,227	1,945,433
Linde PLC	38,421	16,733,114
LyondellBasell Industries NV, Class A	20,281	2,016,337
Mosaic Co. (The)	25,897	800,994
PPG Industries, Inc.	18,684	2,455,264
Sherwin-Williams Co. (The)	18,659	5,668,604
Total		53,201,769
Construction Materials 0.2%
Martin Marietta Materials, Inc.	4,897	2,801,476
Vulcan Materials Co.	10,528	2,692,746
Total		5,494,222
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.2%
Amcor PLC	114,524	1,164,709
Avery Dennison Corp.	6,381	1,452,252
Ball Corp.	24,983	1,734,570
International Paper Co.	27,417	1,236,233
Packaging Corp. of America	7,048	1,293,237
WestRock Co.	20,361	1,092,164
Total		7,973,165
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	113,623	5,991,341
Newmont Corp.	91,319	3,829,919
Nucor Corp.	19,479	3,289,029
Steel Dynamics, Inc.	12,052	1,613,401
Total		14,723,690
Total Materials		81,392,846
Real Estate 2.2%
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	12,477	1,484,763
Healthpeak Properties, Inc.	56,093	1,116,251
Ventas, Inc.	31,883	1,602,439
Welltower, Inc.	43,855	4,546,448
Total		8,749,901
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	55,896	1,002,774
Industrial REITs 0.2%
Prologis, Inc.	73,212	8,089,194
Office REITs 0.0%
Boston Properties, Inc.	11,441	694,126
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	23,563	2,075,193
CoStar Group, Inc.(a)	32,357	2,529,347
Total		4,604,540
Residential REITs 0.3%
AvalonBay Communities, Inc.	11,240	2,165,723
Camden Property Trust	8,460	868,419
Equity Residential	27,349	1,778,506
Essex Property Trust, Inc.	5,087	1,321,552
Columbia Large Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Invitation Homes, Inc.	45,580	1,585,728
Mid-America Apartment Communities, Inc.	9,248	1,236,550
UDR, Inc.	23,978	926,030
Total		9,882,508
Retail REITs 0.3%
Federal Realty Investment Trust	5,821	587,630
Kimco Realty Corp.	52,783	1,021,879
Realty Income Corp.	65,897	3,496,495
Regency Centers Corp.	13,017	799,244
Simon Property Group, Inc.	25,824	3,907,429
Total		9,812,677
Specialized REITs 1.0%
American Tower Corp.	36,937	7,230,048
Crown Castle, Inc.	34,364	3,522,310
Digital Realty Trust, Inc.	25,586	3,718,669
Equinix, Inc.	7,439	5,675,808
Extra Space Storage, Inc.	16,741	2,423,595
Iron Mountain, Inc.	23,136	1,866,844
Public Storage	12,539	3,433,554
SBA Communications Corp.	8,549	1,681,417
VICI Properties, Inc.	81,973	2,353,445
Weyerhaeuser Co.	57,823	1,736,425
Total		33,642,115
Total Real Estate		76,477,835
Utilities 2.4%
Electric Utilities 1.6%
Alliant Energy Corp.	20,219	1,041,076
American Electric Power Co., Inc.	41,669	3,760,627
Constellation Energy Corp.	25,307	5,497,946
Duke Energy Corp.	61,091	6,327,195
Edison International	30,393	2,335,702
Entergy Corp.	16,756	1,884,883
Evergy, Inc.	18,202	994,921
Eversource Energy	27,679	1,639,427
Exelon Corp.	78,875	2,961,756
FirstEnergy Corp.	40,920	1,647,439
NextEra Energy, Inc.	162,570	13,008,852
NRG Energy, Inc.	17,889	1,449,009
Common Stocks (continued)
Issuer	Shares	Value ($)
PG&E Corp.	169,052	3,134,224
Pinnacle West Capital Corp.	8,985	708,557
PPL Corp.	58,407	1,713,077
Southern Co. (The)	86,417	6,925,459
Xcel Energy, Inc.	43,724	2,424,496
Total		57,454,646
Gas Utilities 0.0%
Atmos Energy Corp.	11,952	1,385,476
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	53,059	1,145,544
Vistra Corp.	26,614	2,636,915
Total		3,782,459
Multi-Utilities 0.6%
Ameren Corp.	20,835	1,528,664
CenterPoint Energy, Inc.	50,016	1,525,988
CMS Energy Corp.	23,331	1,468,220
Consolidated Edison, Inc.	27,354	2,586,321
Dominion Energy, Inc.	66,305	3,575,165
DTE Energy Co.	16,359	1,906,314
NiSource, Inc.	32,758	951,947
Public Service Enterprise Group, Inc.	39,485	2,991,384
Sempra	49,866	3,841,178
WEC Energy Group, Inc.	24,994	2,025,264
Total		22,400,445
Water Utilities 0.1%
American Water Works Co., Inc.	15,428	2,017,519
Total Utilities		87,040,545
Total Common Stocks (Cost $871,367,285)		3,509,933,813

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(c),(d)	29,961,301	29,955,308
Total Money Market Funds (Cost $29,952,532)		29,955,308
Total Investments in Securities (Cost: $901,319,817)		3,539,889,121
Other Assets & Liabilities, Net		5,231,797
Net Assets		3,545,120,918

Columbia Large Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, May 31, 2024 (Unaudited)
At May 31, 2024, securities and/or cash totaling $11,196,340 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	137	06/2024	USD	36,274,175	1,707,592	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.
	3,198,998	107,454	(3,572)	163,367	3,466,247	67,867	11,750	7,939
Columbia Short-Term Cash Fund, 5.547%
	29,254,110	174,530,415	(173,828,724)	(493)	29,955,308	(773)	709,521	29,961,301
Total	32,453,108			162,874	33,421,555	67,094	721,271

(d)	The rate shown is the seven-day current annualized yield at May 31, 2024.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Large Cap Index Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT175_02_P01_(07/24)